5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Details) - Advanced Royalty Payments (USD $)	23 Months Ended
Sep. 30, 2013
Advanced Royalty Payments [Abstract]
Upon execution of Agreement	$ 500,000
First Anniversary of the Agreement	10,000
Second Anniversary of the Agreement	20,000
Third Anniversary of the Agreement	30,000
Fourth Anniversary of the Agreement	40,000
Fifth through the tenth Anniversary	50,000
Eleventh Anniversary and thereafter	$ 100,000